UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam VT Government Money Market Fund

The fund's portfolio
9/30/18 (Unaudited)

REPURCHASE AGREEMENTS (60.9%)(a)
			Principal amount	Value

Interest in $1,850,000 tri-party term repurchase agreement dated 8/10/18 with BMO Capital Markets due 10/9/18 - maturity value of $1,855,829 for an effective yield of 1.990% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.625% to 2.250% and due dates ranging from 5/31/23 to 2/15/25, valued at $1,892,174) (IR)			$1,850,000	$1,850,000

Interest in $405,173,000 joint tri-party repurchase agreement dated 9/28/18 with Citigroup Global Markets, Inc. due 10/1/18 - maturity value of $17,003,188 for an effective yield of 2.250% (collateralized by various mortgage backed securities with coupon rates ranging from 3.400% to 5.000% and due dates ranging from 4/1/28 to 6/20/48, valued at $413,276,460)			17,000,000	17,000,000

Interest in $325,000,000 joint tri-party repurchase agreement dated 9/28/18 with HSBC Bank USA, National Association due 10/1/18 - maturity value of $17,003,188 for an effective yield of 2.250% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.500% and due dates ranging from 1/1/25 to 2/1/56, valued at $331,562,157)			17,000,000	17,000,000

Interest in $243,249,000 joint tri-party repurchase agreement dated 9/28/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 10/1/18 - maturity value of $19,512,690 for an effective yield of 2.270% (collateralized by various mortgage backed securities with coupon rates ranging from 4.000% to 4.500% and a due date of 9/20/48, valued at $248,113,981)			19,509,000	19,509,000

Total repurchase agreements (cost $55,359,000)				$55,359,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (15.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Banks Funding Corporation unsec. FRB	2.391	2/25/19	$1,000,000	$1,001,269

Federal Farm Credit Banks Funding Corporation unsec. FRB	2.358	8/19/19	575,000	576,528

Federal Home Loan Banks unsec. discount notes	2.286	3/8/19	1,000,000	990,081

Federal Home Loan Banks unsec. discount notes	2.177	11/21/18	1,000,000	996,926

Federal Home Loan Banks unsec. discount notes	2.079	11/16/18	1,000,000	997,356

Federal Home Loan Banks unsec. discount notes	2.000	12/3/18	500,000	498,276

Federal Home Loan Mortgage Corporation unsec. discount notes	2.367	3/20/19	1,000,000	988,950

Federal Home Loan Mortgage Corporation unsec. discount notes	2.043	11/20/18	1,250,000	1,246,472

Federal Home Loan Mortgage Corporation unsec. discount notes	2.040	11/13/18	1,000,000	997,575

Federal Home Loan Mortgage Corporation unsec. FRB	2.142	6/28/19	1,000,000	1,000,256

Federal National Mortgage Association unsec. discount notes	2.050	11/21/18	1,000,000	997,110

Federal National Mortgage Association unsec. discount notes	2.172	12/26/18	1,000,000	994,840

Federal National Mortgage Association unsec. discount notes	2.050	11/14/18	1,000,000	997,508

Federal National Mortgage Association unsec. discount notes	2.020	11/7/18	1,000,000	997,934

Federal National Mortgage Association unsec. FRB	2.133	3/8/19	500,000	500,116

Total U.S. government agency obligations (cost $13,781,197)				$13,781,197

U.S. TREASURY OBLIGATIONS (24.1%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	2.321	3/14/19	$1,000,000	$989,693

U.S. Treasury Bills	2.306	3/7/19	1,000,000	990,193

U.S. Treasury Bills	2.279	2/28/19	1,000,000	990,737

U.S. Treasury Bills	2.228	2/21/19	1,000,000	991,368

U.S. Treasury Bills	2.224	2/7/19	1,000,000	992,224

U.S. Treasury Bills	2.221	1/31/19	1,000,000	992,656

U.S. Treasury Bills	2.212	2/14/19	1,000,000	991,847

U.S. Treasury Bills	2.188	1/17/19	1,000,000	993,589

U.S. Treasury Bills	2.177	1/10/19	1,000,000	994,031

U.S. Treasury Bills	2.176	1/24/19	1,000,000	993,218

U.S. Treasury Bills	2.171	1/3/19	1,000,000	994,457

U.S. Treasury Bills	2.149	12/27/18	1,000,000	994,920

U.S. Treasury Bills	2.121	12/6/18	1,000,000	996,205

U.S. Treasury Bills	2.074	11/23/18	1,000,000	997,004

U.S. Treasury Bills	2.101	11/29/18	1,000,000	996,638

U.S. Treasury Bills	2.085	11/15/18	1,000,000	997,456

U.S. Treasury Bills	2.036	11/8/18	1,000,000	997,899

U.S. Treasury Bills	1.853	10/11/18	1,000,000	999,497

U.S. Treasury FRN	2.362	10/31/18	1,000,000	999,998

U.S. Treasury FRN	2.332	1/31/19	1,000,000	1,000,034

U.S. Treasury FRN	2.235	7/31/20	1,000,000	1,000,054

U.S. Treasury FRN	2.225	4/30/20	1,000,000	1,000,047

Total U.S. treasury obligations (cost $21,893,765)				$21,893,765

TOTAL INVESTMENTS

Total investments (cost $91,033,962)				$91,033,962

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $90,933,897.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $56,474,606, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Repurchase agreements	$—	$55,359,000	$—
U.S. government agency obligations	—	13,781,197	—
U.S. treasury obligations	—	21,893,765	—

Totals by level	$—	$91,033,962	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018